Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Property, plant and equipment

All figures in £ millions	Land and buildings	Plant and equipment	Assets in course of construction	Total
Cost
At 1 January 2016	359	508	22	889
Exchange differences	44	83	2	129
Additions	26	59	4	89
Disposals	(26)	(100)	—	(126)
Disposal through business disposal	(1)	(2)	—	(3)
Reclassifications	(4)	12	(8)	—

At 31 December 2016	398	560	20	978

Exchange differences	(20)	(29)	(2)	(51)
Additions	26	40	24	90
Disposals	(13)	(34)	—	(47)
Disposal through business disposal	(11)	(5)	—	(16)
Reclassifications	5	8	(13)	—
Transfer to intangible assets	—	(11)	—	(11)
Transfer to assets classified as held for sale	(55)	(2)	—	(57)

At 31 December 2017	330	527	29	886

All figures in £ millions	Land and buildings	Plant and equipment	Assets in course of construction	Total
Depreciation
At 1 January 2016	(192)	(377)	—	(569)
Exchange differences	(26)	(62)	—	(88)
Charge for the year	(34)	(61)	—	(95)
Disposals	22	95	—	117
Reclassifications	1	(1)	—	—

At 31 December 2016	(229)	(406)	—	(635)

Exchange differences	12	23	—	35
Charge for the year	(35)	(55)	—	(90)
Disposals	9	26	—	35
Disposal through business disposal	6	3	—	9
Transfer to assets classified as held for sale	40	1	—	41

At 31 December 2017	(197)	(408)	—	(605)

Carrying amounts
At 1 January 2016	167	131	22	320
At 31 December 2016	169	154	20	343

At 31 December 2017	133	119	29	281

Depreciation expense of £23m (2016: £21m) has been included in the income statement in cost of goods sold and £67m (2016: £74m) in operating expenses.

The Group leases certain equipment under a number of finance lease agreements. The net carrying amount of leased plant and equipment included within property, plant and equipment was £9m (2016: £10m).